Restatement of Previously Issued Financial Statements - Changes in stockholders' deficit (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restatement of Previously Issued Financial Statements
Net income	$ 717,701	$ 1,378,113	$ 12,461,381	$ 16,930,212	$ 19,233,710	$ (251,633)
Deemed dividend - increase in redemption value of Class A common stock subject to redemption		2,722,935
As previously reported
Restatement of Previously Issued Financial Statements
Net income		5,690,350		21,242,449
Deemed dividend - increase in redemption value of Class A common stock subject to redemption		(1,589,302)
Adjustment
Restatement of Previously Issued Financial Statements
Net income		(4,312,237)		$ (4,312,237)
Deemed dividend - increase in redemption value of Class A common stock subject to redemption		$ 4,312,237